Mineral Interests, Property and Equipment	9 Months Ended
Sep. 30, 2022
Disclosure of Mineral Interests, Property and Equipment Explanatory [Abstract]
Mineral interests, property and equipment
9.	Mineral interests, property and equipment

($000s)	Mineral interests	Construction in progress	Property & equipment [1]	Right-of-use assets [2]	Total
Cost
As at January 1, 2021	591,446	-	-	307	591,753
Additions	40,559	27,061	3,080	100	70,800
As at December 31, 2021	632,005	27,061	3,080	407	662,553
Additions	27,230	110,817	4,459	1,936	144,442
As at September 30, 2022	659,235	137,878	7,539	2,343	806,995
Accumulated Depreciation
As at January 1, 2021	-	-	-	72	72
Depreciation expense	-	-	117	85	202
As at December 31, 2021	-	-	117	157	274
Depreciation expense [1,2]	-	-	302	236	538
As at September 30, 2022	-	-	419	393	812
Net Book Value
As at December 31, 2021	632,005	27,061	2,963	250	662,279
As at September 30, 2022	659,235	137,878	7,120	1,950	806,183

1)	Depreciation expense related to equipment is capitalized to construction in progress.

2)	Depreciation expense related to right-of-use assets associated with the KSM construction is capitalized to construction in progress.

Mineral interests, property and equipment additions by project are as follows.

		Nine months ended September 30, 2022
($000s)	January 1, 2022	Mineral interests	Construction in progress	Property & equipment	Right-of-use assets	Total Additions	September 30, 2022
Additions
KSM [1,2]	502,015	16,452	110,817	4,459	1,612	133,340	635,355
Courageous Lake	77,176	522	-	-	-	522	77,698
Iskut	41,779	6,387	-	-	-	6,387	48,166
Snowstorm	31,471	2,632	-	-	-	2,632	34,103
3 Aces	9,034	1,237	-	-	-	1,237	10,271
Grassy Mountain	771	-	-	-	-	-	771
Corporate	307	-	-	-	324	324	631
	662,553	27,230	110,817	4,459	1,936	144,442	806,995

		Year ended December 31, 2021
($000s)	January 1, 2021	Mineral interests	Construction in progress	Property & equipment	Right-of-use assets	Total Additions	December 31, 2021
Additions
KSM [3]	444,167	27,607	27,061	3,080	100	57,848	502,015
Courageous Lake	76,522	654	-	-	-	654	77,176
Iskut	37,949	3,830	-	-	-	3,830	41,779
Snowstorm	24,924	6,547	-	-	-	6,547	31,471
3 Aces	7,113	1,921	-	-	-	1,921	9,034
Grassy Mountain	771	-	-	-	-	-	771
Corporate	307	-	-	-	-	-	307
	591,753	40,559	27,061	3,080	100	70,800	662,553

1)	Construction in progress additions at KSM includes $9.8 million of capitalized borrowing costs.

2)	$6.8 million of costs related to the BC Hydro project (refer to Note 8) were reclassified from mineral interests to long-term receivables and other assets.

3)	$3.9 million of costs related to the BCMETC audit (refer to Note 8) were reclassified from mineral interests to amounts receivable.

Continued exploration of the Company’s mineral properties is subject to certain lease payments, project holding costs, rental fees and filing fees.

a)	KSM

In 2001, the Company purchased a 100% interest in contiguous claim blocks in the Skeena Mining Division, British Columbia. The vendor maintains a 1% net smelter royalty interest on the project, subject to maximum aggregate royalty payments of $4.5 million. The Company is obligated to purchase the net smelter royalty interest for the price of $4.5 million in the event that a positive feasibility study demonstrates a 10% or higher internal rate of return after tax and financing costs.

In 2011 and 2012, the Company completed agreements granting a third party an option to acquire a 2% net smelter royalty on all gold and silver production sales from KSM for a payment equal to the lesser of $160 million or US$200 million. The option is exercisable for a period of 60 days following the announcement of receipt of all material approvals and permits, full project financing and certain other conditions for the KSM Project.

In December 2020, the Company purchased the Snowfield (renamed East Mitchell) property from Pretium Resources Inc. The East Mitchell property, located in the same valley that hosts KSM’s Mitchell deposit, was purchased for US$100 million ($127.5 million) in cash, a 1.5% net smelter royalty on East Mitchell property production, and a conditional payment of US$20 million, payable following the earlier of (i) commencement of commercial production from East Mitchell property, and (ii) announcement by the Company of a bankable feasibility study which includes production of reserves from the East Mitchell property. US$15 million of the conditional payment can be credited against future royalty payments.

b)	Courageous Lake

In 2002, the Company purchased a 100% interest in the Courageous Lake gold project from Newmont Canada Limited and Total Resources (Canada) Limited. The Courageous Lake gold project consists of mining leases located in Northwest Territories of Canada.

c)	Iskut

On June 21, 2016, the Company purchased 100% of the common shares of SnipGold Corp. which owns the Iskut Project, located in northwestern British Columbia.

d)	Snowstorm

In 2017, the Company purchased 100% of the common shares of Snowstorm Exploration LLC which owns the Snowstorm Project, located in northern Nevada. In connection with the acquisition, the Company has agreed to make a conditional cash payment of US$2.5 million if exploration activities at the Snowstorm Project result in defining a minimum of five million ounces of gold resources compliant with National Instrument 43-101 and a further cash payment of US$5.0 million on the delineation of an additional five million ounces of gold resources.

e)	3 Aces

In 2020, the Company acquired a 100% interest in the 3 Aces gold project in the Yukon, Canada from Golden Predator Mining Corp. through the issuance of 300,000 common shares valued at $6.6 million. Should the project attain certain milestones, including the confirmation of a National Instrument 43-101 compliant mineral resource of 2.5 million ounces of gold, the Company will pay an additional $1 million, and upon confirmation of an aggregate mineral resource of 5 million ounces of gold, the Company will pay an additional $1.25 million.

f)	Grassy Mountain

In 2013, the Company sold 100% of its interest in the Grassy Mountain Project with a net book value of $0.8 million retained within mineral properties, related to the option to either receive, at the discretion of the Company, a 10% net profits interest royalty or a $10 million cash payment. Settlement is due four months after the later of: the day that the Company receives a feasibility study on the project; and the day that the Company is notified that permitting and bonding for the mine is in place. The current owner of the Grassy Mountain Project is Paramount who completed a feasibility study in 2020 but they have not notified the Company that permitting and bonding for the mine is in place.